FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 71,806,698	R$ 57,431,690
Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,912,423	859,003
Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	78,718,856
Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,517,173	4,048,087
Leases
Maturity analysis for managing liquidity risk
Financial liabilities	774,461	1,013,959
Shareholder remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	924,644
Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	483,662	166,249
Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	158,137,917	63,518,988
2023 | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	11,305,856	9,674,220
2023 | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,912,423	859,003
2023 | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	1,486,080
2023 | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,517,173	4,031,532
2023 | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	227,819	232,215
2023 | Shareholder remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	924,644
2023 | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	33,660	5,370
2023 | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	19,407,655	14,802,340
1 to 2 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	20,906,210	8,693,204
1 to 2 years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	2,094,252
1 to 2 years | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities		16,555
1 to 2 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	238,099	351,395
1 to 2 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	38,140	7,217
1 to 2 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	23,277,701	9,068,371
2 to 5 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	12,091,000	19,650,487
2 to 5 years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	9,931,788
2 to 5 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	219,053	355,101
2 to 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	82,345	15,614
2 to 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	22,324,186	20,021,202
More than 5 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	27,503,632	19,413,779
More than 5 years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	65,206,735
More than 5 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	88,490	75,248
More than 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	329,517	138,048
More than 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 93,128,374	R$ 19,627,075